Amounts receivable - Disclosure of detailed information about trade and other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Amounts Receivable [Abstract]
Government receivable	$ 289	$ 639
Interest receivable	38	171
Amounts receivable	$ 327	$ 810	$ 531